UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 ----------------

         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         R R Partners LP
Address:      c/o East Side Capital Corp.
              888 Seventh Avenue
              New York, N.Y. 10106

Form 13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         David Rasiel
Title:        Principal
Phone:        212-320-5716

Signature, Place, and Date of Signing:

/s/ David Rasiel                  New York, New York          November 10, 2005
----------------------            ------------------          -----------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               0
                                                        ----------
Form 13F Information Table Entry Total:                         33
                                                        ----------
Form 13F Information Table Value Total:                 $  845,887
                                                        ----------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                                        RR Partners LP
                                                 Form 13F Information Table
                                              Quarter Ended September 30, 2005


                  TITLE OF             VALUE       SHRS OR     SH/  PUT/   INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER    CLASS     CUSIP      (x$1,000)   PRN AMT     PRN  CALL   DISCRETION   MANAGERS   SOLE         SHARED       NONE
--------------    --------  -----      ---------   -------     ---- ----   ----------   --------   ----         ------       ----
-----------------------------------------------------------------------------------------------------------------------------------
APACHE CORP       COM       037411105  $  37,081      492,968  SH             SOLE                492,968
-----------------------------------------------------------------------------------------------------------------------------------
ARROW ELECTRS     COM       042735100  $   7,849      250,300  SH             SOLE                250,300
INC
-----------------------------------------------------------------------------------------------------------------------------------
AVNET INC         COM       053807103  $   8,545      349,500  SH             SOLE                349,500
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER       CL A      093679108  $     461       97,096  SH             SOLE                 97,096
INC
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER       CL B      093679207  $   3,078      687,096  SH             SOLE                687,096
INC
-----------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD        COM       112723101  $  47,684      858,700  SH             SOLE                858,700
HOMES CORP
-----------------------------------------------------------------------------------------------------------------------------------
CYPRESS           COM       232806109  $   3,623      240,700  SH             SOLE                240,700
SEMICONDUCTOR
CORP
-----------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC    COM       23331A109  $   6,640      183,333  SH             SOLE                183,333
-----------------------------------------------------------------------------------------------------------------------------------
EMMIS             CL A      291525103  $  28,166    1,274,500  SH             SOLE              1,274,500
COMMUNICATIONS
CORP
-----------------------------------------------------------------------------------------------------------------------------------
FASTENAL CO       COM       311900104  $  51,945      850,300  SH             SOLE                850,300
-----------------------------------------------------------------------------------------------------------------------------------
FIRST CMNTY       COM       31983B101  $   6,089      127,300  SH             SOLE                127,300
BANCORP CALIF
-----------------------------------------------------------------------------------------------------------------------------------
FIRSTENGERGY      COM       337932107  $  21,119      405,200  SH             SOLE                405,200
CORP
-----------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC       COM       441060100  $  47,115    1,150,000  SH             SOLE              1,150,000
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED        COM       458118106  $   5,330      496,300  SH             SOLE                496,300
DEVICE
TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON CTLS      COM       478366107  $  20,650      332,800  SH             SOLE                332,800
INC
-----------------------------------------------------------------------------------------------------------------------------------
LABORATORY        COM       50540R409  $  11,856      243,400  SH             SOLE                243,400
CORP AMER         NEW
HLDGS
-----------------------------------------------------------------------------------------------------------------------------------
LAMAR             CL A      512815101  $  28,439      627,100  SH             SOLE                627,100
ADVERTISING CO
-----------------------------------------------------------------------------------------------------------------------------------
LOCKHEED          COM       539830109  $  98,793    1,618,500  SH             SOLE              1,618,500
MARTIN CORP
-----------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC    CL A      559222401  $   6,550       87,500  SH             SOLE                 87,500
-----------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH      COM       58405U102  $  18,247      332,800  SH             SOLE                332,800
SOLUTIONS INC
-----------------------------------------------------------------------------------------------------------------------------------
MI DEVS INC       CL A SUB  55304X104  $   5,027      148,950  SH             SOLE                148,950
                  VTG
-----------------------------------------------------------------------------------------------------------------------------------

                                                        RR Partners LP
                                                 Form 13F Information Table
                                              Quarter Ended September 30, 2005

                  TITLE OF             VALUE       SHRS OR     SH/  PUT/   INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER    CLASS     CUSIP      (x$1,000)   PRN AMT     PRN  CALL   DISCRETION   MANAGERS   SOLE         SHARED       NONE
--------------    --------  -----      ---------   -------     ---- ----   ----------   --------   ----         ------       ----
-----------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP        SPONSORED
                  ADR       654902204  $   4,227      250,000  SH             SOLE                250,000
-----------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES   COM       723787107  $  77,986    1,420,000  SH             SOLE              1,420,000
CO
-----------------------------------------------------------------------------------------------------------------------------------
QUEST             COM       74834L100  $  38,279      757,400  SH             SOLE                757,400
DIAGNOSTICS INC
-----------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP      COM       783764103  $  16,763      245,000  SH             SOLE                245,000
INC
-----------------------------------------------------------------------------------------------------------------------------------
SHAW              CL B      82028K200  $     892       44,300  SH             SOLE                 44,300
COMMUNICATIONS    COV
INC
-----------------------------------------------------------------------------------------------------------------------------------
SHERWIN           COM       824348106  $   2,776       63,000  SH             SOLE                 63,000
WILLIAMS CO
-----------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC    COM       832110100  $  45,395    1,362,800  SH             SOLE              1,362,800
-----------------------------------------------------------------------------------------------------------------------------------
STEWART           CL A      680370105  $   3,160      476,600  SH             SOLE                476,600
ENTERPRISES INC
-----------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC    COM       863236105  $  11,257      119,100  SH             SOLE                119,100
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC   COM       887317105  $   2,264      125,000  SH             SOLE                125,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH      COM       91324P102  $  11,240      200,000  SH             SOLE                200,000
GROUP INC
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC     COM       94973V107  $ 167,361    2,207,344  SH             SOLE              2,207,344
-----------------------------------------------------------------------------------------------------------------------------------


REPORT SUMMARY:           33  RECORDS  $ 845,887 FMV (in thousands)



                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED